Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts receivable
Due from (to) affiliated companies	367		$ (18)
Purchases from Priortech and affiliates	(13)	$ (1)
Interest income from Priortech	15	69
Sales to Priortech and affiliated companies
Interest rate, related party	5.50%	5.50%